Supplement dated April 30, 2015, to the following prospectuses:

American Beacon Global Evolution Frontier Markets Income Fund
Prospectus dated February 18, 2014

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon Small Cap Value II Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund
Prospectuses dated February 27, 2015

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Earnest Partners Emerging Markets Equity Fund
American Beacon SGA Global Growth Fund
Prospectus dated May 30, 2014

American Beacon Crescent Short Duration High Income Fund
Prospectus dated October 1, 2014

American Beacon Flexible Bond Fund
Prospectus dated December 29, 2014

American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Global Equity Fund
American Beacon Zebra Small Cap Equity Fund
Prospectus dated December 29, 2014

The information below replaces the first paragraph contained in the section of each Fund’s prospectus entitled “Fund Management - The Manager”:
AMERICAN BEACON ADVISORS, INC. (the "Manager") serves as the Manager and administrator of the Fund(s).  The Manager, located at 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039, is an indirect wholly-owned subsidiary of Astro AB Holdings, LLC ("Astro AB"). On April 30, 2015, the Manager's prior parent company was acquired by Astro AB, which is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P.  The acquisition resulted in a change of control of the Manager and the termination of the management and investment advisory agreements of the Fund(s). New management agreements with the Manager and new investment advisory agreements with sub-advisors that have been approved by the Board of Trustees and, to the extent required by law, the shareholders of the Fund(s) became effective upon the closing of the acquisition. There are no changes in the services provided by the Manager or the sub-advisors or the fee rates charged under the new agreements.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated April 30, 2015, to the following statements of additional information:

American Beacon Global Evolution Frontier Markets Income Fund
Statement of Additional Information dated February 18, 2014

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon Small Cap Value II Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund
Statement of Additional Information dated February 27, 2015

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Earnest Partners Emerging Markets Equity Fund
American Beacon SGA Global Growth Fund
Statement of Additional Information dated May 30, 2014

American Beacon Crescent Short Duration High Income Fund
Statement of Additional Information dated October 1, 2014

American Beacon Flexible Bond Fund
Statement of Additional Information dated December 29, 2014

American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Global Equity Fund
American Beacon Zebra Small Cap Equity Fund
Statement of Additional Information dated December 29, 2014

The information below replaces the corresponding information contained in the section of each Fund’s statement of additional information entitled “Management, Administrative and Distribution Services - The Manager”:
The Manager, located at 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039 is a Delaware corporation and a wholly-owned subsidiary of Astro AB Borrower, Inc. (“AB Borrower”).  AB Borrower is, in turn, a wholly-owned subsidiary of Astro AB Acquisition, Inc., which is a wholly-owned subsidiary of Astro AB Topco, Inc., a wholly-owned subsidiary of Astro AB Holdings, LLC ("Astro AB"). On April 30, 2015, the Manager's prior parent company was acquired by Astro AB, which is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC or Estancia Capital Partners L.P. (“Purchasers”), investment funds affiliated with Kelso & Company, L.P. or Estancia Capital Management, LLC, which are private equity firms. The address of Kelso and its investment funds is 320 Park Avenue, 24th Floor, New York, NY 10022. The address of Estancia and its investment fund is 20865 N 90th Place, Suite 200, Scottsdale, AZ 85255. The address of Astro AB is 220 East Las Colinas Boulevard, Suite 1200, Irving, TX 75039.

Listed below are individuals and entities that may be deemed control persons of the Manager.
Controlling Person/Entity	Basis of Control/Status	Nature of Controlling Person/Entity Business/Business History
Astro AB Holdings LLC	Parent Company	Founded in 2015
Kelso Investment Associates VIII	Ownership in Parent Company	Investment Fund

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE